Share-Based Payments - Summary of Options Granted (Detail)	12 Months Ended
	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year Number	0	0
Ridgeback Capital Investments and Trout Group LLC. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at start of the year	38,174,063
Granted during the year Number	0
Exercised during the year Number	0
Forfeited during the year Number	0
Balance at end of the year Number	38,174,063	38,174,063
Vested and exercisable at end of the year Number	38,174,063
July 31,2015 [member] | Ridgeback Capital Investments and Trout Group LLC. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	July 31, 2015
Expiry date	August 5,2020
Exercise price | $ / shares	$ 0.235
Balance at start of the year	37,144,524
Granted during the year Number	0
Exercised during the year Number	0
Forfeited during the year Number	0
Balance at end of the year Number	37,144,524	37,144,524
Vested and exercisable at end of the year Number	37,144,524
July 31,2015 [member] | Ridgeback Capital Investments and Trout Group LLC. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	July 31, 2015
Expiry date	August 5, 2021
Exercise price | $ / shares	$ 0.248
Balance at start of the year	847,600
Granted during the year Number	0
Exercised during the year Number	0
Forfeited during the year Number	0
Balance at end of the year Number	847,600	847,600
Vested and exercisable at end of the year Number	847,600
October 30,2015 [member] | Ridgeback Capital Investments and Trout Group LLC. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	October 30, 2015
Expiry date	October 30, 2020
Exercise price | $ / shares	$ 0.568
Balance at start of the year	79,311
Granted during the year Number	0
Exercised during the year Number	0
Forfeited during the year Number	0
Balance at end of the year Number	79,311	79,311
Vested and exercisable at end of the year Number	79,311
March 7,2016 [member] | Ridgeback Capital Investments and Trout Group LLC. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 7, 2016
Expiry date	March 7, 2021
Exercise price | $ / shares	$ 0.398
Balance at start of the year	102,628
Granted during the year Number	0
Exercised during the year Number	0
Forfeited during the year Number	0
Balance at end of the year Number	102,628	102,628
Vested and exercisable at end of the year Number	102,628